        October 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Strategy Funds, Inc. (the “Registrant”); File No. 811-07687

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (333-176929) relating to the issuance of shares of beneficial interest in connection with the reorganization of Nuveen Moderate Allocation Fund, a series of Nuveen Investment Trust (File No. 811-07619), into Nuveen Strategy Balanced Allocation Fund, a series of the Registrant.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

        Very truly yours,

        Abigail J. Murray

        /s/Abigail J. Murray

AJM/mjm

Enclosures